Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Materials, energy and consumables used
Cost of raw materials	R 66,928	R 63,291	R 63,781
Cost of electricity and other consumables used in production process	9,678	8,145	7,539
Materials, energy and consumables used	R 76,606	R 71,436	R 71,320